Average Annual Total Returns - LVIP SSGA Small-Mid Cap 200 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	5.98%	8.74%	8.26%	5.72%	8.47%	7.99%	19.96%	13.26%	11.20%